Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Global Opportunities Fund | A C I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Global Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.07% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.07%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 72 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Explanation of Acquired Fund Fees and Expenses [Text Block]	tit4_ExplanationOfAcquiredFundFeesAndExpenses	Explanation of Acquired Fund Fees and Expenses.
		“Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 118 – 119, for a clearer picture of the Fund’s actual operating costs.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment goals by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goals, including smaller companies with market capitalizations of less than $500 million.

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon the advisor’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled outside the United States.

		The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment, rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to the scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

		Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 65.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, the loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-847-0200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thornburg.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly results for time period shown: 36.18% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -26.80% (quarter ended 12-31-08).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12-31-12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.
Global Opportunities Fund | A C I | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
1 Year	rr_ExpenseExampleYear01	605
3 Years	rr_ExpenseExampleYear03	932
5 Years	rr_ExpenseExampleYear05	1,282
10 Years	rr_ExpenseExampleYear10	2,265
2007	rr_AnnualReturn2007	31.92%
2008	rr_AnnualReturn2008	(48.17%)
2009	rr_AnnualReturn2009	45.98%
2010	rr_AnnualReturn2010	15.33%
2011	rr_AnnualReturn2011	(7.79%)
2012	rr_AnnualReturn2012	21.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly results
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly results
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.80%)
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Years	rr_AverageAnnualReturnYear05	(1.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2006
Global Opportunities Fund | A C I | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.38%	[2]
1 Year	rr_ExpenseExampleYear01	341
3 Years	rr_ExpenseExampleYear03	742
5 Years	rr_ExpenseExampleYear05	1,270
10 Years	rr_ExpenseExampleYear10	2,716
1 Year	rr_ExpenseExampleNoRedemptionYear01	241
3 Years	rr_ExpenseExampleNoRedemptionYear03	742
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,716
1 Year	rr_AverageAnnualReturnYear01	19.64%
5 Years	rr_AverageAnnualReturnYear05	(1.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2006
Global Opportunities Fund | A C I | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,571
1 Year	rr_AverageAnnualReturnYear01	22.19%
5 Years	rr_AverageAnnualReturnYear05	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2006
Global Opportunities Fund | A C I | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.90%
5 Years	rr_AverageAnnualReturnYear05	(2.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2006
Global Opportunities Fund | A C I | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.46%
5 Years	rr_AverageAnnualReturnYear05	(1.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2006
Global Opportunities Fund | A C I | MSCI AC World Index | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2006
Global Opportunities Fund | A C I | MSCI AC World Index | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2006
Global Opportunities Fund | A C I | MSCI AC World Index | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2006

[1]	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure below under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.
[3]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[4]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed 0.99%, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.